CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Activities
Net (loss) income	$ 65	$ (194)	$ (21)	$ 7
Adjusted for the following items:
Adjustments for depreciation and amortisation expense	70	67	145	143
Mark-to-market on hedging items, provisions and other	(141)	35	(120)	48
Adjustments for remeasurement of exchangeable and class B shares	103	238	276	140
Deferred income tax expense (recovery)	122	17	140	66
Changes in non-cash working capital, net	16	5	(61)	(56)
Cash from operating activities	235	168	359	348
Investing Activities
Cash flows from losing control of subsidiaries or other businesses	817	0	817	0
Purchase of long lived assets	(101)	(63)	(196)	(184)
Cash receipts from futures contracts, forward contracts, option contracts and swap contracts	(76)	0	(76)	0
Cash used by investing activities	640	(63)	545	(184)
Financing Activities
Dividends paid to Parent, classified as financing activities	0	0	0	33
Distributions to non-controlling interest	(175)	(87)	(281)	(188)
Acquisition of partial interest from non-controlling interest	(283)	0	(283)	0
Proceeds from subsidiary borrowings	331	0	377	435
Repayment of subsidiary borrowings	(193)	0	(211)	(380)
Repayment of Intercompany Borrowings	(340)	0	(340)	0
Cash from financing activities	(660)	(87)	(738)	(166)
Cash and cash equivalents
Change during the year	215	18	166	(2)
Impact of foreign exchange on cash	31	0	12	(41)
Balance, beginning of year	124	143	192	204
Balance, end of year	$ 370	$ 161	$ 370	$ 161